Equity-accounted investees (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity-accounted investees [Line Items]
Current assets	$ 2,569,258	$ 2,682,166
Non-current Assets	2,249,205	2,001,985
Current liabilities	475,882	776,812
Non-current liabilities	2,180,003	1,772,867
Revenue	1,817,191	1,943,655	$ 2,265,803
Gain (loss)	168,359	280,603	442,063
Other comprehensive income	19,266	(1,755)	(486)
Comprehensive income	187,625	278,848	441,577
Associates [member]
Equity-accounted investees [Line Items]
Current assets	75,549	176,333	141,240
Non-current Assets	149,940	161,068	187,895
Current liabilities	20,002	43,572	47,056
Non-current liabilities	101	39,226	9,943
Revenue	91,511	202,984	187,061
Gain (loss)	2,876	15,719	4,989
Other comprehensive income	2,222	(2,833)	(6,825)
Comprehensive income	5,098	12,886	(1,836)
Abu Dhabi Fertilizer Industries WWL
Equity-accounted investees [Line Items]
Current assets	29,313	28,543	23,496
Non-current Assets	8,586	9,971	11,444
Current liabilities	6,706	7,133	5,695
Non-current liabilities	101	0	0
Revenue	6,641	31,588	33,098
Gain (loss)	(420)	1,713	1,611
Other comprehensive income	0	4	(1)
Comprehensive income	(420)	1,717	1,610
Doktor Tarsa Tarim Sanayi AS
Equity-accounted investees [Line Items]
Current assets		97,797	66,498
Non-current Assets		15,196	12,242
Current liabilities		22,420	27,067
Non-current liabilities		38,522	8,509
Revenue		93,768	74,144
Gain (loss)		7,824	481
Other comprehensive income		396	978
Comprehensive income		8,220	1,459
Ajay North America
Equity-accounted investees [Line Items]
Current assets	18,513	19,748	21,644
Non-current Assets	15,749	13,250	12,409
Current liabilities	4,737	3,061	3,542
Non-current liabilities	0	0	0
Revenue	42,920	38,833	40,290
Gain (loss)	4,471	5,860	7,608
Other comprehensive income	0	0	0
Comprehensive income	4,471	5,860	7,608
Ajay Europe SARL
Equity-accounted investees [Line Items]
Current assets	22,032	19,589	21,219
Non-current Assets	1,493	1,456	1,214
Current liabilities	7,773	6,144	6,743
Non-current liabilities	0	0	0
Revenue	41,950	35,709	36,337
Gain (loss)	2,058	2,329	2,747
Other comprehensive income	1,736	(358)	(878)
Comprehensive income	3,794	1,971	1,869
SQM Eastmed Turkey
Equity-accounted investees [Line Items]
Current assets		2,718	1,724
Non-current Assets		1,833	2,160
Current liabilities		2,600	1,829
Non-current liabilities		704	1,434
Revenue		3,086	3,192
Gain (loss)		709	740
Other comprehensive income		(84)	(42)
Comprehensive income		625	698
Kore Potash Ltd.
Equity-accounted investees [Line Items]
Current assets	5,691	7,938	6,659
Non-current Assets	124,112	119,362	148,426
Current liabilities	786	2,214	2,180
Non-current liabilities	0	0	0
Revenue	0	0	0
Gain (loss)	(3,233)	(2,716)	(8,198)
Other comprehensive income	486	(2,791)	(6,882)
Comprehensive income	$ (2,747)	$ (5,507)	$ (15,080)